Shareholder Report, Average Annual Return (Details) LMA7700_Franklin Templeton Moderate Model Portfolio_Class I_TSR Annual {Class I}		12 Months Ended	60 Months Ended	69 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		13.56%	6.76%	9.32%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	18.49%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	14.15%	6.73%	9.73%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	0.13%

[1]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.